1290 Loomis Sayles Multi-Asset Income Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
1290 Multi-Asset Income Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.28%	4.96%	5.85%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.64%	9.05%	8.59%
Cboe S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.91%	9.33%	7.61%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.62%	4.51%	6.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.27%	4.39%	6.58%
Performance Inception Date		Mar. 07, 2016
Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.45%	5.85%	7.46%
Performance Inception Date		Mar. 07, 2016
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.18%	2.89%	4.91%
Performance Inception Date		Mar. 07, 2016
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.23%	3.26%	4.84%
Performance Inception Date		Mar. 07, 2016
Class R
Prospectus [Line Items]
Average Annual Return, Percent			9.92%	5.33%	6.92%
Performance Inception Date		Mar. 07, 2016

[1]	The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite IndexSM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%). The MSCI World High Dividend Yield Index is net of withholding taxes for dividend payments.